Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2020 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.80%
CPS Auto Receivables Trust
2019-C, 2.550%, 09/15/2022 (a)	430,103	$430,744
GLS Auto Receivables Issuer Trust
2020-1A, 2.170%, 02/15/2024 (a)	5,844,515	5,911,372
2020-2A, 3.160%, 06/16/2025 (a)	4,500,000	4,706,419
Navient Student Loan Trust
2019-2A, 1.150% (1 Month LIBOR USD + 1.000%), 02/27/2068 (a)(b)	6,930,000	7,016,005
Nelnet Student Loan Trust
2006-1, 0.663% (3 Month LIBOR USD + 0.450%), 08/23/2036 (a)(b)	9,928,334	9,748,159
New Residential Advance Receivables Trust Advance Receivables Backed
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,712,892
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,436,778
SoFi Consumer Loan Program Trust
2019-3, 2.900%, 05/25/2028 (a)	1,278,992	1,293,646
2020-1, 2.020%, 01/25/2029 (a)	1,720,067	1,738,997
Westlake Automobile Receivables Trust
2018-2A, 3.500%, 01/16/2024 (a)	591,976	594,771
World Omni Automobile Lease Securitization Trust
2019-A, 2.890%, 11/15/2021	372,539	373,132
TOTAL ASSET BACKED SECURITIES (Cost $37,599,045)		37,962,915

COLLATERALIZED LOAN OBLIGATIONS - 8.99%
Allegany Park CLO Ltd.
2019-1A, 3.918% (3 Month LIBOR USD + 3.700%), 01/20/2033 (a)(b)(c)	4,900,000	4,923,544
AMMC CLO 18 Ltd.
2016-18A, 1.333% (3 Month LIBOR USD + 1.100%), 05/26/2031 (a)(b)(c)	2,736,617	2,713,769
AMMC CLO 22 Ltd.
2017-20A, 1.818% (3 Month LIBOR USD + 1.600%), 04/17/2029 (a)(b)(c)	1,650,000	1,633,980
2018-22A, 1.665% (3 Month LIBOR USD + 1.450%), 04/25/2031 (a)(b)(c)	9,750,000	9,570,473
Apidos CLO XI
2012-11A, 4.068% (3 Month LIBOR USD + 3.850%), 10/17/2030 (a)(b)(c)	1,000,000	972,144
Apidos CLO XV
2013-15A, 2.068% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,754,730
Apidos CLO XX
2015-20A, 1.780% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	9,943,820
2015-20A, 2.180% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,225,564
Apidos CLO XXI
2015-21A, 2.668% (3 Month LIBOR USD + 2.450%), 07/18/2027 (a)(b)(c)	3,500,000	3,297,402
Apidos CLO XXIII
2015-23A, 1.837% (3 Month LIBOR USD + 1.600%), 01/15/2033 (a)(b)(c)	6,500,000	6,499,967
Apidos CLO XXIV
2016-24A, 1.868% (3 Month LIBOR USD + 1.650%), 10/20/2030 (a)(b)(c)	3,000,000	2,975,502
Apidos CLO XXIX
2018-29A, 1.765% (3 Month LIBOR USD + 1.550%), 07/25/2030 (a)(b)(c)	3,250,000	3,231,712
2018-29A, 2.115% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,240,087
2018-29A, 2.965% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,962,575
Apidos CLO XXVI
2017-26A, 3.918% (3 Month LIBOR USD + 3.700%), 07/18/2029 (a)(b)(c)	4,500,000	4,475,313
Apidos CLO XXVIII
2017-28A, 1.368% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,976,314
Apidos CLO XXX
2018-30A, 2.218% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	2,000,000	1,963,190
Apidos CLO XXXIV
2020-34A, 3.839% (3 Month LIBOR USD + 3.600%), 01/20/2033 (a)(b)(c)	2,000,000	2,000,000
Ares XLVI CLO Ltd.
2017-46A, 1.937% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,389,640
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,600,000
Ares XLVIII CLO Ltd.
2018-48A, 1.518% (3 Month LIBOR USD + 1.300%), 07/20/2030 (a)(b)(c)	7,000,000	6,922,881
Ares XXVII CLO Ltd.
2013-2A, 2.622% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)(c)	1,750,000	1,745,247
Ares XXXIR CLO Ltd.
2014-31RA, 1.505% (3 Month LIBOR USD + 1.300%), 05/24/2030 (a)(b)(c)	5,000,000	4,973,710
Bean Creek CLO Ltd.
2015-1A, 1.238% (3 Month LIBOR USD + 1.020%), 04/20/2031 (a)(b)(c)	5,500,000	5,442,597
2015-1A, 1.668% (3 Month LIBOR USD + 1.450%), 04/20/2031 (a)(b)(c)	3,200,000	3,168,150
Betony CLO 2 Ltd.
2018-1A, 2.064% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,181,724
BlueMountain CLO Ltd.
2015-1A, 3.974% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)(b)(c)	6,050,000	6,077,001
2018-1A, 1.914% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	6,937,535
2014-2A, 1.968% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,000,000	4,971,020
2013-2A, 1.820% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,717,734
2018-2A, 1.921% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	8,500,000	8,371,387
BlueMountain Fuji US CLO III Ltd.
2017-3A, 1.612% (3 Month LIBOR USD + 1.375%), 01/15/2030 (a)(b)(c)	6,800,000	6,649,978
Bowman Park CLO Ltd.
2014-1A, 3.563% (3 Month LIBOR USD + 3.350%), 11/23/2025 (a)(b)(c)	4,500,000	4,520,349
2014-1A, 3.563% (3 Month LIBOR USD + 3.350%), 11/23/2025 (a)(b)(c)	4,100,000	4,118,540
Burnham Park CLO Ltd.
2016-1A, 2.368% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,000,000	4,867,215
Catskill Park CLO Ltd.
2017-1A, 3.918% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	1,000,000	1,005,318
Cayuga Park CLO Ltd.
2020-1A, 2.932% (3 Month LIBOR USD + 2.700%), 07/17/2031 (a)(b)(c)	3,100,000	3,112,019
Chenango Park CLO Ltd.
2018-1A, 1.787% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	6,954,899
2018-1A, 2.087% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)	5,500,000	5,374,039
CIFC Funding Ltd.
2017-1A, 3.709% (3 Month LIBOR USD + 3.500%), 04/23/2029 (a)(b)(c)	3,931,000	3,784,401
2017-3A, 2.018% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,099,985
2018-1A, 1.968% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,592,673
2013-3RA, 1.195% (3 Month LIBOR USD + 0.980%), 04/24/2031 (a)(b)(c)	9,385,000	9,282,103
Dewolf Park CLO Ltd.
2017-1A, 3.387% (3 Month LIBOR USD + 3.150%), 10/15/2030 (a)(b)(c)	925,000	907,156
Dorchester Park CLO Ltd.
2015-1A, 1.118% (3 Month LIBOR USD + 0.900%), 04/20/2028 (a)(b)(c)	3,630,821	3,625,281
Gilbert Park CLO Ltd.
2017-1A, 3.187% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	6,500,000	6,286,956
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 1.668% (3 Month LIBOR USD + 1.450%), 11/28/2030 (a)(b)(c)	3,750,000	3,707,434
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 1.768% (3 Month LIBOR USD + 1.550%), 04/20/2030 (a)(b)(c)	6,030,000	5,926,212
2018-3A, 2.118% (3 Month LIBOR USD + 1.900%), 04/20/2030 (a)(b)(c)	6,300,000	6,162,956
Goldentree Loan Management US CLO 7 Ltd.
2020-7A, 3.198% (3 Month LIBOR USD + 2.980%), 04/20/2031 (a)(b)(c)	7,000,000	6,925,681
Goldentree Loan Management US CLO 8 Ltd.
2020-8A, 1.053% (3 Month LIBOR USD + 0.850%), 07/20/2031 (a)(b)(c)	1,000,000	1,000,000
2020-8A, 2.953% (3 Month LIBOR USD + 2.750%), 07/20/2031 (a)(b)(c)	7,000,000	7,007,784
Goldentree Loan Opportunities X Ltd.
2015-10A, 1.668% (3 Month LIBOR USD + 1.450%), 07/20/2031 (a)(b)(c)	3,250,000	3,249,984
Golub Capital Partners CLO Ltd.
2020-47A, 0.000% (3 Month LIBOR USD + 1.680%), 05/05/2032 (a)(b)(c)(e)	15,000,000	15,046,095
Greenwood Park CLO Ltd.
2018-1A, 5.187% (3 Month LIBOR USD + 4.950%), 04/15/2031 (a)(b)(c)	1,750,000	1,601,556
Grippen Park CLO Ltd.
2017-1A, 1.868% (3 Month LIBOR USD + 1.650%), 01/20/2030 (a)(b)(c)	3,000,000	3,000,186
2017-1A, 3.518% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,350,000	7,218,442
2017-1A, 5.918% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	1,074,903
LCM 26 Ltd.
26A, 1.618% (3 Month LIBOR USD + 1.400%), 01/20/2031 (a)(b)(c)	7,900,000	7,797,403
26A, 2.718% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	901,355
LCM 30 Ltd.
30A, 7.168% (3 Month LIBOR USD + 6.950%), 04/20/2031 (a)(b)(c)	4,700,000	4,614,122
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 1.310% (3 Month LIBOR USD + 1.080%), 07/16/2031 (a)(b)(c)	4,000,000	3,971,452
27A, 2.180% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,581,616
LCM XIII LP
13A, 4.268% (3 Month LIBOR USD + 4.050%), 07/19/2027 (a)(b)(c)	5,500,000	5,138,298
LCM XIV LP
14A, 1.798% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,757,858
14A, 2.068% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,700,744
LCM XV LP
15A, 1.918% (3 Month LIBOR USD + 1.700%), 07/20/2030 (a)(b)(c)	5,000,000	5,000,310
15A, 3.918% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	3,000,000	2,884,506
LCM XVI LP
16A, 1.987% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	4,018,276
16A, 2.387% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,914,584
LCM XVIII LP
19A, 1.987% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	2,500,000	2,500,290
19A, 2.937% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	3,983,968
LCM XX LP
20A, 1.768% (3 Month LIBOR USD + 1.550%), 10/20/2027 (a)(b)(c)	1,000,000	989,115
LCM XXII Ltd.
22A, 1.668% (3 Month LIBOR USD + 1.450%), 10/20/2028 (a)(b)(c)	5,000,000	4,957,635
22A, 3.018% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	2,000,000	1,854,524
LCM XXIV Ltd.
24A, 2.468% (3 Month LIBOR USD + 2.250%), 03/20/2030 (a)(b)(c)	3,125,000	2,996,066
Long Point Park CLO Ltd.
2017-1A, 1.593% (3 Month LIBOR USD + 1.375%), 01/17/2030 (a)(b)(c)	11,750,000	11,594,853
2017-1A, 2.618% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,682,716
Magnetite VIII Ltd.
2014-8A, 3.137% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	3,900,000	3,895,640
Magnetite XV Ltd.
2015-15A, 2.965% (3 Month LIBOR USD + 2.750%), 07/25/2031 (a)(b)(c)	2,000,000	1,922,334
Magnetite XXIII Ltd.
2019-23A, 6.965% (3 Month LIBOR USD + 6.750%), 10/25/2032 (a)(b)(c)	2,750,000	2,752,442
Magnetite XXIV Ltd.
2019-24A, 4.037% (3 Month LIBOR USD + 3.800%), 01/15/2033 (a)(b)(c)	1,700,000	1,710,982
Magnetite XXVII Ltd.
2020-27A, 4.212% (3 Month LIBOR USD + 4.000%), 07/20/2033 (a)(b)(c)	2,750,000	2,765,263
2020-27A, 7.692% (3 Month LIBOR USD + 7.480%), 07/20/2033 (a)(b)(c)	5,250,000	5,275,625
Magnetite XXVIII Ltd.
2020-28A, 7.297% (3 Month LIBOR USD + 7.080%), 10/25/2031 (a)(b)(c)	2,000,000	2,000,922
Mountain View CLO XV Ltd.
2019-2A, 2.137% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	3,003,531
Niagara Park CLO Ltd.
2019-1A, 6.668% (3 Month LIBOR USD + 6.450%), 07/17/2032 (a)(b)(c)	2,000,000	1,993,566
Octagon Investment Partners 26 Ltd.
2016-1A, 2.037% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,996,360
OZLM XXIV Ltd.
2019-24A, 1.268% (3 Month LIBOR USD + 1.050%), 07/20/2032 (a)(b)(c)	4,000,000	4,000,000
Reese Park CLO Ltd.
2020-1A, 0.000% (3 Month LIBOR USD + 0.750%), 10/15/2032 (a)(b)(c)(e)	5,000,000	5,000,000
2020-1A, 2.220%, 10/15/2032 (a)(c)	4,820,000	4,820,000
Stratus CLO Ltd.
2020-2A, 1.068% (3 Month LIBOR USD + 0.800%), 10/15/2028 (a)(b)(c)	1,000,000	1,000,568
Thacher Park CLO Ltd.
2014-1A, 2.418% (3 Month LIBOR USD + 2.200%), 10/20/2026 (a)(b)(c)	6,250,000	6,250,794
2014-1A, 3.618% (3 Month LIBOR USD + 3.400%), 10/20/2026 (a)(b)(c)	3,340,000	3,339,973
2014-1A, 3.618% (3 Month LIBOR USD + 3.400%), 10/20/2026 (a)(b)(c)	4,725,000	4,724,901
Webster Park CLO Ltd.
2015-1A, 1.568% (3 Month LIBOR USD + 1.350%), 07/20/2030 (a)(b)(c)	4,000,000	3,979,256
2015-1A, 1.818% (3 Month LIBOR USD + 1.600%), 07/20/2030 (a)(b)(c)	3,000,000	2,991,576
2015-1A, 2.018% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	1,300,000	1,257,576
2015-1A, 3.118% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,610,928
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $422,443,432)		425,092,785

CORPORATE BONDS - 5.96%
Administrative and Support Services - 0.02%
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,044,455
Air Transportation - 0.12%
Southwest Airlines Co.
5.125%, 06/15/2027	5,000,000	5,826,707
Ambulatory Health Care Services - 0.34%
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	6,000,000	6,043,956
Toledo Hospital
6.015%, 11/15/2048	6,980,000	10,003,075
Beverage and Tobacco Product Manufacturing - 0.17%
Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,967,901
Credit Intermediation and Related Activities - 3.15%
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,048,426
5.250% to 06/15/2025 then SOFR + 5.060%, 06/15/2030 (b)(c)	5,000,000	5,197,414
Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)	5,000,000	5,206,992
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	3,029,082
First Busey Corp.
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)	4,000,000	4,200,710
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)	7,500,000	7,627,177
First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (b)	1,000,000	1,035,575
First Financial Bancorp
5.250% to 05/15/2025 then SOFR + 5.090%, 05/15/2030 (b)	4,000,000	4,130,729
First Mid Bancshares, Inc.
3.950% to 10/15/2030 then SOFR + 3.830%, 10/15/2030 (b)	5,000,000	5,024,072
Firstbank Nashville, TN
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,000,000	4,995,671
Great Southern Bank
5.500% to 06/15/2025 then SOFR + 5.325%, 06/15/2030 (b)	4,000,000	4,268,976
Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	3,973,440
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	9,639,222
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	6,000,000	6,127,580
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,094,251
NBT Bancorp, Inc.
5.000% to 07/01/2025 then SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,716,521
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,206,297
Pacific Continental Corp.
5.875% to 06/30/2026 then 3 Month LIBOR USD + 4.715%, 06/30/2026 (b)	5,000,000	5,046,360
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	3,915,080
5.375% to 06/15/2025 then SOFR + 5.170%, 06/15/2030 (b)	4,000,000	4,215,452
Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then 3 Month LIBOR USD + 2.775%, 09/15/2029 (b)	6,000,000	5,998,596
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (b)	4,500,000	4,584,431
Renasant Corp.
4.500% to 09/15/2030 then SOFR + 4.025%, 09/15/2035 (b)	5,000,000	5,022,157
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then 3 Month LIBOR USD + 2.620%, 11/15/2029 (b)	4,000,000	4,005,647
Signature Bank
4.125% to 11/01/2024 then 3 Month LIBOR USD + 2.559%, 11/01/2029 (b)	5,000,000	5,075,222
Southside Bancshares, Inc.
3.875% to 11/15/2025 then SOFR + 3.660%, 11/15/2030 (a)(b)	7,000,000	7,036,366
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,067,986
Trustmark Corp.
3.625% to 12/01/2025 then SOFR + 3.387%, 12/01/2030 (b)	6,000,000	6,093,159
UMB Financial Corp.
3.700% (5 Year CMT Rate + 3.437%), 09/17/2030	5,000,000	5,162,030
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,234,544
Educational Services - 0.38%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	2,000,000	2,002,500
Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	15,903,342
Hospitals - 0.45%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,150,673
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	663,981
CHRISTUS Health
4.341%, 07/01/2028	3,285,000	3,783,114
CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,412,567
3.817%, 10/01/2049	2,150,000	2,380,888
Memorial Health Services
3.496%, 05/01/2022	575,000	601,401
3.447%, 11/01/2049	9,820,000	10,431,126
Management of Companies and Enterprises - 0.29%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,512,528
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,183,040
Park National Corp.
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,100,000	5,162,170
Nursing and Residential Care Facilities - 0.13%
HumanGood California Obligated Group
3.000%, 10/01/2028	5,740,000	5,886,916
Publishing Industries (except Internet) - 0.07%
Oracle Corp.
3.850%, 07/15/2036	2,825,000	3,416,671
Real Estate - 0.40%
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,883,824
4.500%, 03/15/2027 (a)	5,000,000	4,681,136
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,219,365
4.152%, 11/01/2028	5,000,000	5,322,132
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.09%
Penn State Health
3.806%, 11/01/2049	3,500,000	3,976,940
Rental and Leasing Services - 0.19%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	5,963,000	9,141,376
Utilities - 0.16%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,000,000	7,430,494
TOTAL CORPORATE BONDS (Cost $270,523,143)		282,011,443

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 16.25%
Adjustable Rate Mortgage Trust
2005-3, 3.561%, 07/25/2035 (d)	529,689	520,341
2005-10, 3.036%, 01/25/2036 (d)	7,004,592	6,242,062
2006-2, 3.929%, 05/25/2036 (d)	1,271,198	1,226,093
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	127,195	127,171
2006-J3, 5.750%, 05/25/2026	596,233	545,368
2004-27CB, 6.000%, 12/25/2034	1,386,415	1,396,722
2004-28CB, 6.000%, 01/25/2035	566,470	573,391
2005-6CB, 5.750%, 04/25/2035	2,850,804	2,832,339
2005-6CB, 7.500%, 04/25/2035	334,285	336,076
2005-13CB, 0.650% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,448,460	1,204,496
2005-9CB, 0.650% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	3,253,251	2,922,742
2005-9CB, 6.000%, 05/25/2035	8,511,275	5,955,177
2005-21CB, 5.250%, 06/25/2035	4,072,225	3,833,036
2005-21CB, 6.000%, 06/25/2035	2,457,504	2,391,443
2005-J6, 0.650% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	4,809,502	3,650,556
2005-20CB, 5.500%, 07/25/2035	1,651,295	1,594,459
2005-43, 3.251%, 09/25/2035 (d)	281,723	269,843
2005-63, 2.877%, 11/25/2035 (d)	1,233,513	1,066,645
2005-54CB, 5.500%, 11/25/2035	771,639	617,783
2005-J13, 5.500%, 11/25/2035	707,298	609,245
2005-65CB, 0.000%, 12/25/2035 (e)(f)	1,054,074	606,031
2005-65CB, 5.500%, 01/25/2036	159,180	144,674
2005-75CB, 5.500%, 01/25/2036	2,000,284	1,781,235
2005-73CB, 5.750%, 01/25/2036	460,022	341,522
2005-86CB, 5.500%, 02/25/2036	177,011	147,907
2005-86CB, 5.500%, 02/25/2036	1,277,354	1,067,337
2006-6CB, 5.500%, 05/25/2036	146,137	144,503
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	682,453	525,451
2006-14CB, 6.000%, 06/25/2036	3,070,727	2,422,577
2006-16CB, 6.000%, 06/25/2036	1,267,969	1,007,821
2006-16CB, 6.000%, 06/25/2036	1,101,127	875,157
2006-16CB, 6.000%, 06/25/2036	455,853	362,325
2006-19CB, 0.550% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	883,694	464,486
2006-24CB, 5.750%, 08/25/2036	3,227,455	2,623,136
2006-24CB, 5.750%, 08/25/2036	5,202,733	4,228,557
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,328,373	1,105,633
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	3,369,435	2,804,692
2006-19CB, 6.000%, 08/25/2036	184,924	153,854
2006-19CB, 6.000%, 08/25/2036	5,148,726	4,286,698
2006-23CB, 6.000%, 08/25/2036	1,006,362	1,042,206
2006-23CB, 6.500%, 08/25/2036	6,427,577	3,596,080
2006-J6, 6.000%, 09/25/2036	3,203,522	2,440,943
2006-J6, 6.000%, 09/25/2036	2,378,213	1,812,094
2006-26CB, 6.250%, 09/25/2036	6,192,050	4,543,757
2006-32CB, 5.500%, 11/25/2036	215,346	170,632
2006-31CB, 5.750%, 11/25/2036	2,454,043	1,978,401
2006-31CB, 6.000%, 11/25/2036	133,044	109,750
2006-32CB, 6.000%, 11/25/2036	3,282,145	2,729,520
2006-32CB, 6.000%, 11/25/2036	1,091,762	907,938
2006-32CB, 6.000%, 11/25/2036	3,330,684	2,769,886
2006-30T1, 6.500%, 11/25/2036	9,384,131	4,780,151
2006-39CB, 6.000%, 01/25/2037	3,523,353	3,602,581
2006-41CB, 6.000%, 01/25/2037	680,828	552,272
2006-43CB, 6.000%, 02/25/2037	3,973,393	3,138,718
2007-2CB, 5.750%, 03/25/2037	7,771,997	6,200,852
2007-4CB, 5.750%, 04/25/2037	2,390,171	2,393,669
2007-4CB, 5.750%, 04/25/2037	1,797,891	1,800,523
2007-8CB, 5.500%, 05/25/2037	7,757,168	6,276,454
2007-8CB, 6.000%, 05/25/2037	1,048,135	890,327
2008-2R, 6.000%, 08/25/2037 (d)	8,572,634	6,702,462
2007-13, 6.000%, 06/25/2047	3,141,589	2,448,938
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (g)	2,833,492	813,724
Banc of America Alternative Loan Trust
2005-5, 5.500%, 06/25/2035	170,079	171,980
2005-5, 6.000%, 06/25/2035	867,601	867,554
2005-11, 5.750%, 12/25/2035	1,087,855	1,073,338
2005-11, 5.750%, 12/25/2035	201,547	198,857
2005-12, 5.750%, 01/25/2036	499,485	530,520
2006-1, 6.500%, 02/25/2036	2,342,495	2,307,323
2006-3, 6.000%, 04/25/2036	3,841,398	3,831,644
2006-3, 6.000%, 04/25/2036	23,885	23,874
2006-9, 0.550% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,345,455	1,008,730
2006-9, 6.000%, 01/25/2037	292,483	281,795
2006-4, 6.000%, 05/25/2046	1,363,642	1,357,241
2006-4, 6.500%, 05/25/2046	1,228,607	1,247,349
2006-4, 6.500%, 05/25/2046	1,741,859	1,759,611
2006-5, 6.000%, 06/25/2046	431,329	420,783
2006-6, 6.000%, 07/25/2046	1,622,999	1,578,818
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	296,684	313,202
2004-1, 6.000%, 02/25/2034	946,857	1,043,285
2004-1, 6.000%, 03/25/2034	5,633,932	6,285,197
2004-B, 2.563%, 11/20/2034 (d)	2,429,217	2,448,694
2007-4, 5.500%, 11/25/2034	460,348	462,088
2005-3, 5.500%, 06/25/2035	141,302	152,087
2014-R3, 2.999%, 06/26/2035 (a)(d)	1,615,478	1,565,286
2014-R3, 3.592%, 06/26/2035 (a)(d)	3,424,684	3,251,750
2005-4, 5.500%, 08/25/2035	54,043	58,192
2005-5, 5.500%, 09/25/2035	404,083	428,107
2005-5, 5.500%, 09/25/2035	2,685,047	3,011,681
2005-7, 5.500%, 11/25/2035	5,522,416	5,591,917
2005-7, 5.750%, 11/25/2035	25,500	26,785
2005-7, 6.000%, 11/25/2035	126,843	131,483
2005-8, 5.750%, 01/25/2036	5,184,399	5,136,353
2006-B, 3.447%, 03/20/2036 (d)	894,870	814,191
2006-5, 5.750%, 09/25/2036	575,959	597,690
2006-7, 6.000%, 09/25/2036	821,731	816,093
2006-I, 2.726%, 12/20/2036 (d)	4,601,914	4,597,009
2006-I, 2.726%, 12/20/2036 (d)	800,481	787,110
2006-I, 2.909%, 12/20/2036 (d)	1,036,490	1,055,254
2007-1, 6.189%, 01/25/2037 (g)	1,052,395	1,084,022
2007-2, 0.210% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	633,471	500,747
2007-3, 0.580% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,321,441	1,225,985
2007-6, 0.430% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	6,611,316	6,267,852
2007-6, 0.440% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)	1,510,528	1,430,126
2007-5, 5.500%, 07/25/2037	2,219,031	2,165,034
2006-J, 3.802%, 01/20/2047 (d)	205,127	194,459
Banc of America Mortgage Trust
2005-A, 3.672%, 02/25/2035 (d)	2,636,254	2,662,251
2005-F, 3.093%, 07/25/2035 (d)	1,550,034	1,520,886
2007-1, 6.000%, 03/25/2037	3,012,188	3,024,336
2006-B, 2.532%, 10/20/2046 (d)	1,055,251	994,701
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (h)	370,344	299,929
Bear Stearns ALT-A Trust
2006-6, 3.497%, 11/25/2036 (d)	550,852	394,965
Bear Stearns ARM Trust
2004-12, 2.905%, 02/25/2035 (d)	53,491	55,192
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 1.150% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	670,556	499,650
2006-AC4, 0.400% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	4,882,662	4,201,630
2006-AC4, 35.603% (1 Month LIBOR USD + 33.583%), 07/25/2036 (b)(f)(h)	1,127,383	1,673,290
Chase Funding Trust
2004-1, 0.900% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	685,732	680,362
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	1,046,336	1,053,980
2005-S3, 5.500%, 11/25/2035	8,631,159	8,285,173
2005-A1, 3.320%, 12/25/2035 (d)	1,156,263	1,135,588
2005-A1, 3.320%, 12/25/2035 (d)	1,181,631	1,160,502
2006-S3, 6.000%, 11/25/2036	7,957,612	5,410,063
2006-S4, 6.000%, 12/25/2036	1,031,613	738,717
2006-S4, 6.000%, 12/25/2036	4,619,218	3,307,727
2007-S1, 6.000%, 02/25/2037	4,848,125	3,000,884
2007-S3, 5.750%, 05/25/2037	828,632	571,647
2007-S3, 6.000%, 05/25/2037	1,901,884	1,335,576
2007-A2, 3.483%, 07/25/2037 (d)	1,332,047	1,266,820
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	550,424	507,960
2006-2, 4.554%, 09/25/2036 (d)	3,568,820	3,602,973
2007-M1, 4.139%, 08/25/2037 (g)	1,997,983	1,936,001
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	34,338	29,960
2003-42, 2.484%, 10/25/2033 (d)	1,397,312	1,409,242
2003-44, 5.000%, 10/25/2033	473,000	495,514
2004-4, 5.500%, 05/25/2034	762,827	776,650
2004-21, 4.000%, 11/25/2034	1,031,285	1,053,739
2004-24, 5.500%, 12/25/2034	3,395,186	3,437,155
2004-J9, 5.500%, 01/25/2035	732,918	753,637
2004-HYB5, 2.918%, 04/20/2035 (d)	876,992	914,056
2005-HYB2, 3.669%, 05/20/2035 (d)	1,190,305	1,206,400
2005-13, 5.500%, 06/25/2035	2,706,974	2,278,495
2005-J3, 5.500%, 09/25/2035	125,835	125,366
2005-27, 5.500%, 12/25/2035	1,529,856	1,454,659
2005-27, 5.500%, 12/25/2035	792,877	573,913
2005-31, 3.468%, 01/25/2036 (d)	1,722,824	1,633,142
2005-30, 5.500%, 01/25/2036	95,052	81,818
2005-HY10, 3.209%, 02/20/2036 (d)	106,720	94,210
2005-HY10, 3.606%, 02/20/2036 (d)	2,178,171	2,154,234
2005-HY10, 3.694%, 02/20/2036 (d)	179,709	156,081
2006-6, 6.000%, 04/25/2036	775,985	595,478
2006-9, 6.000%, 05/25/2036	1,535,610	1,152,870
2006-J4, 6.250%, 09/25/2036	129,962	87,873
2006-16, 6.500%, 11/25/2036	663,610	420,617
2006-17, 6.000%, 12/25/2036	2,802,571	1,896,939
2006-18, 6.000%, 12/25/2036	160,017	131,789
2006-21, 5.750%, 02/25/2037	1,709,811	1,285,138
2006-21, 6.000%, 02/25/2037	3,948,187	3,045,136
2006-21, 6.000%, 02/25/2037	901,460	695,273
2007-1, 6.000%, 03/25/2037	2,873,032	2,298,207
2007-5, 5.500%, 05/25/2037	1,049,702	802,109
2007-5, 5.750%, 05/25/2037	7,472,331	5,836,309
2007-5, 5.750%, 05/25/2037	775,867	605,996
2007-5, 5.750%, 05/25/2037	2,201,685	1,719,640
2007-10, 6.000%, 07/25/2037	2,473,964	1,886,932
2007-J2, 6.000%, 07/25/2037	3,442,193	2,119,495
2007-J2, 6.000%, 07/25/2037	222,311	136,885
2007-HY5, 3.073%, 09/25/2037 (d)	1,655,446	1,620,081
2007-HY6, 3.199%, 11/25/2037 (d)	429,051	385,221
2007-HY5, 3.346%, 09/25/2047 (d)	8,473,564	7,820,233
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	57,920	50,014
2006-1, 6.000%, 02/25/2036	178,206	186,510
2006-3, 5.750%, 06/25/2036	553,304	558,997
2007-3, 5.500%, 04/25/2037	179,113	186,269
2007-3, 6.000%, 04/25/2037	969,205	982,405
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	45,375	47,439
2004-HYB3, 3.449%, 09/25/2034 (d)	917,850	880,060
2005-WF1, 5.830%, 11/25/2034 (g)	2,742,380	2,881,872
2005-1, 3.000%, 04/25/2035 (d)	524,936	513,615
2005-2, 3.379%, 05/25/2035 (d)	769,350	776,614
2005-5, 6.000%, 08/25/2035	2,845,725	2,908,723
2005-7, 2.667%, 09/25/2035 (d)	656,903	611,153
2005-10, 2.979%, 12/25/2035 (d)	1,609,562	1,285,972
2006-WF1, 4.837%, 03/25/2036 (g)	509,196	331,554
2006-WF1, 5.187%, 03/25/2036 (g)	32,724,884	23,316,657
2006-AR7, 2.992%, 11/25/2036 (d)	2,102,042	1,965,524
2007-AR4, 3.945%, 03/25/2037 (d)	2,054,391	2,004,457
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	11,066	11,118
2006-A2, 0.750% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	650,353	549,683
2006-A4, 6.000%, 09/25/2036	1,421,137	1,386,155
2007-A1, 6.000%, 01/25/2037	2,199,938	2,216,880
2007-A1, 6.000%, 01/25/2037	3,535,487	3,562,715
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,974,887	2,080,608
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	365,064	354,073
2005-3, 5.500%, 07/25/2035	1,004,014	1,083,079
2005-9, 5.500%, 10/25/2035	780,413	590,214
2005-10, 5.500%, 11/25/2035	559,609	508,764
2005-10, 5.500%, 11/25/2035	2,403,779	2,185,380
2005-10, 6.000%, 11/25/2035	865,390	372,915
CSMC Mortgage-Backed Trust
2006-CF1, 5.000%, 11/25/2035 (a)(g)	2,565,000	2,631,432
2006-1, 5.500%, 02/25/2036	517,529	517,906
2006-1, 5.500%, 02/25/2036	62,701	63,995
2006-2, 5.750%, 03/25/2036	764,587	661,523
2006-2, 6.000%, 03/25/2036	4,864,723	3,201,745
2006-4, 6.000%, 05/25/2036	668,098	541,952
2006-4, 7.000%, 05/25/2036	562,914	190,177
2011-12R, 2.666%, 07/27/2036 (a)(d)	2,000,000	2,030,667
2006-7, 6.000%, 08/25/2036	1,052,522	996,681
2007-2, 5.500%, 03/25/2037	1,959,527	1,602,589
2007-2, 5.750%, 03/25/2037	221,994	176,281
2007-3, 5.500%, 04/25/2037	619,853	626,574
2007-3, 5.500%, 04/25/2037	867,182	876,585
2013-2R, 3.442%, 05/27/2037 (a)(d)	2,496,067	1,854,126
2013-IVR4, 2.500%, 07/25/2043 (a)(d)	284,404	284,784
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-1, 0.650% (1 Month LIBOR USD + 0.500%), 02/25/2035 (b)	2,827,170	2,724,263
2005-3, 0.650% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,900,956	1,736,366
2005-6, 5.500%, 12/25/2035	2,082,056	2,054,377
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 0.250% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	673,108	508,221
DFC HEL Trust
2001-1, 1.791% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,804,649	1,848,437
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (d)	1,279,197	1,320,294
2003-3, 4.868%, 12/25/2033 (d)	1,318,929	1,369,844
Fannie Mae Connecticut Avenue Securities
2015-C03, 5.150% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	3,219,637	3,317,031
2016-C01, 7.100% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	2,199,762	2,387,228
2016-C05, 4.600% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	2,478,473	2,581,782
2016-C07, 4.500% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	3,025,777	3,153,816
2017-C01, 3.700% (1 Month LIBOR USD + 3.550%), 07/25/2029 (b)	3,512,864	3,623,929
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021	1,010	318
2006-FA6, 5.750%, 11/25/2021	2,672	2,491
2004-AA6, 2.780%, 01/25/2035 (d)	419,960	435,676
2004-AA7, 2.728%, 02/25/2035 (d)	1,382,404	1,382,586
2005-AA5, 2.977%, 07/25/2035 (d)	2,405,091	2,388,807
2005-AA7, 2.535%, 09/25/2035 (d)	2,035,540	1,958,936
2005-FA8, 5.500%, 11/25/2035	1,781,245	1,409,031
2006-FA1, 5.750%, 04/25/2036	2,338,440	1,636,908
2006-FA1, 6.000%, 04/25/2036	541,240	388,654
2006-FA2, 6.000%, 05/25/2036	3,102,871	2,212,951
2006-FA2, 6.000%, 05/25/2036	1,969,553	1,404,675
2006-FA3, 6.000%, 07/25/2036	8,147,712	5,708,710
2006-FA3, 6.000%, 07/25/2036	1,175,865	823,872
2006-FA6, 6.000%, 11/25/2036	1,207,481	690,730
2006-FA6, 6.250%, 11/25/2036	1,530,556	901,139
2006-FA6, 6.250%, 11/25/2036	7,825,765	5,338,389
2007-AA1, 2.749%, 05/25/2037 (d)	3,763,668	3,162,368
2007-FA4, 6.250%, 08/25/2037	2,375,710	1,635,399
First Horizon Mortgage Pass-Through Trust
2005-AR3, 3.282%, 08/25/2035 (d)	1,787,527	1,803,641
2006-AR4, 3.521%, 01/25/2037 (d)	3,525,259	2,807,985
2006-4, 5.750%, 02/25/2037	1,888,347	1,330,179
2006-4, 6.000%, 02/25/2037	1,143,461	828,074
2007-AR1, 3.787%, 05/25/2037 (d)	697,135	435,875
2007-AR2, 3.525%, 08/25/2037 (d)	3,808,138	2,492,171
Freddie Mac Structured Agency Credit Risk Debt Notes
2016-DNA4, 3.950% (1 Month LIBOR USD + 3.800%), 03/25/2029 (b)	4,783,995	4,985,992
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	49,830	50,482
2005-AR6, 3.422%, 11/19/2035 (d)	521,860	498,259
GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (g)	2,050,000	2,014,931
2006-15, 6.192%, 09/25/2036 (g)	2,355,927	1,015,487
2006-18, 5.682%, 11/25/2036 (g)	1,937,048	762,971
2007-7, 0.330% (1 Month LIBOR USD + 0.180%), 07/25/2037 (b)	1,939,600	1,886,761
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	49,461	49,463
2003-5F, 3.000%, 08/25/2032	1,696,881	1,695,822
2004-15F, 6.000%, 12/25/2034	2,153,273	2,276,554
2005-1F, 6.000%, 01/25/2035	20,849	21,472
2005-AR4, 3.436%, 07/25/2035 (d)	369,766	339,941
2005-7F, 6.000%, 09/25/2035	30,337	31,643
2005-AR5, 3.436%, 10/25/2035 (d)	422,200	400,463
2005-AR7, 2.905%, 11/25/2035 (d)	481,135	479,981
2006-2F, 5.750%, 02/25/2036	675,844	675,780
HarborView Mortgage Loan Trust
2006-6, 3.647%, 08/19/2036 (d)	3,343,467	3,266,493
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,846,262	3,014,188
2019-2, 2.703%, 10/19/2039 (a)	3,747,781	3,956,906
HomeBanc Mortgage Trust
2006-1, 3.114%, 04/25/2037 (d)	140,392	139,847
Impac CMB Trust
2005-5, 0.650% (1 Month LIBOR USD + 0.500%), 08/25/2035 (b)	785,823	778,287
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,399,202	1,364,280
2004-2, 4.455%, 08/25/2034 (g)	736,389	753,525
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.145%, 06/25/2037 (d)	470,177	384,849
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.632%, 03/25/2037 (d)	465,834	451,934
IndyMac INDX Mortgage Loan Trust
2004-AR11, 2.828%, 12/25/2034 (d)	1,596,811	1,600,656
2005-AR3, 2.976%, 04/25/2035 (d)	1,057,270	1,017,902
2005-AR9, 3.659%, 07/25/2035 (d)	4,090,149	3,169,103
2005-AR23, 2.629%, 11/25/2035 (d)	980,969	932,053
2005-AR23, 3.067%, 11/25/2035 (d)	1,448,799	1,365,881
2005-AR25, 3.094%, 12/25/2035 (d)	2,535,235	2,079,794
2005-AR35, 3.245%, 02/25/2036 (d)	1,474,361	1,384,538
2006-AR3, 3.270%, 03/25/2036 (d)	7,526,925	6,696,584
2006-AR9, 3.294%, 06/25/2036 (d)	2,056,806	2,125,548
2006-AR25, 3.111%, 09/25/2036 (d)	1,860,391	1,711,660
2006-AR25, 3.289%, 09/25/2036 (d)	2,541,728	2,068,747
2006-AR31, 3.176%, 11/25/2036 (d)	5,094,632	5,100,534
Jefferies Resecuritization Trust
2009-R1, 2.905%, 11/26/2035 (a)(d)	1,167,860	1,167,782
JP Morgan Alternative Loan Trust
2006-A5, 2.772%, 10/25/2036 (d)	295,076	309,301
2006-S4, 5.960%, 12/25/2036 (g)	1,106,509	1,093,905
2008-R4, 6.000%, 12/27/2036 (a)	6,589,631	5,153,302
JP Morgan Aquisition Trust
2007-CH1, 4.858%, 11/25/2036 (g)	3,823,283	3,860,572
JP Morgan Mortgage Trust
2004-A6, 2.961%, 12/25/2034 (d)	206,349	201,885
2005-S3, 5.750%, 01/25/2036	58,606	41,868
2007-A3, 3.408%, 05/25/2037 (d)	4,391,293	3,829,000
JP Morgan Resecuritization Trust
2009-7, 5.420%, 07/27/2037 (a)(d)	290,332	292,571
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,892,062	1,440,143
2005-2, 5.750%, 12/25/2035	775,512	634,744
2005-3, 0.650% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	1,099,378	531,448
2005-3, 4.600% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(f)(h)(i)	1,099,378	206,844
2005-3, 5.500%, 01/25/2036	276,324	210,038
2006-1, 5.500%, 02/25/2036	471,392	388,036
2006-3, 6.000%, 07/25/2036	3,989,732	2,775,977
2006-3, 6.000%, 07/25/2036	8,820,609	6,137,206
2007-4, 5.750%, 05/25/2037	1,267,261	974,955
2007-4, 5.750%, 05/25/2037	2,768,965	2,130,277
2007-5, 5.750%, 06/25/2037	2,798,339	2,783,223
2007-5, 6.000%, 06/25/2037	2,728,016	1,347,784
2007-5, 6.000%, 06/25/2037	7,451,030	3,681,202
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.916%, 05/25/2034 (d)	102,254	99,863
2004-14, 1.650% (1 Month LIBOR USD + 1.500%), 01/25/2035 (b)	14,133	14,169
2005-1, 3.150%, 02/25/2035 (d)	172,257	173,796
MASTR Alternative Loan Trust
2003-5, 5.905%, 08/25/2033 (d)	964,911	987,797
2003-7, 6.250%, 11/25/2033	196,827	206,110
2004-6, 5.500%, 07/25/2034	238,148	243,779
2004-6, 6.000%, 07/25/2034	226,676	238,625
2004-11, 6.500%, 10/25/2034	815,382	886,658
2005-2, 5.500%, 03/25/2035	2,000,000	2,319,567
2005-6, 5.500%, 12/25/2035	468,607	434,723
2006-3, 6.500%, 07/25/2036	1,177,145	668,733
MASTR Asset Securitization Trust
2002-NC1, 3.300% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	269,740	272,292
2006-1, 0.600% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	690,351	160,258
2006-2, 6.000% (1 Month LIBOR USD + 6.000%), 06/25/2036 (b)	1,962,806	1,736,515
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	2,773,983	2,041,064
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 1.034% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	866,942	837,650
2006-3, 2.459%, 10/25/2036 (d)	717,469	692,296
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.508%, 06/25/2035 (d)	465,564	467,662
2005-A7, 3.263%, 09/25/2035 (d)	6,464,665	5,996,019
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	1,536,293	1,554,767
2005-7, 5.500%, 11/25/2035	480,525	463,816
2006-2, 5.563%, 02/25/2036 (d)	933,199	732,235
2006-2, 6.500%, 02/25/2036	1,077,762	820,879
2006-11, 6.000%, 08/25/2036	2,369,776	1,650,453
2006-11, 6.000%, 08/25/2036	1,911,890	1,716,057
2007-8XS, 6.000%, 04/25/2037 (d)	1,530,652	766,815
2007-3XS, 5.763%, 01/25/2047 (g)	7,536,465	3,524,326
Morgan Stanley Reremic Trust
2012-R3, 2.643%, 11/26/2036 (a)(d)	1,340,451	1,275,973
MortgageIT Trust
2005-3, 0.750% (1 Month LIBOR USD + 0.600%), 08/25/2035 (b)	9,230,966	9,171,218
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (g)	93,952	99,253
2005-AR3, 5.688%, 07/25/2035 (d)	800,083	819,366
2007-1, 5.669%, 03/25/2047 (g)	1,192,981	1,176,746
2007-1, 5.995%, 03/25/2047 (g)	2,193,678	2,163,564
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(d)	8,675,594	8,327,616
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (d)	430,736	439,006
Ownit Mortgage Loan Trust
2005-1, 1.245% (1 Month LIBOR USD + 1.095%), 09/25/2035 (b)	3,265,372	3,273,682
2006-2, 5.633%, 01/25/2037 (g)	413,537	420,015
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	4,192	4,185
RALI Trust
2006-QA1, 5.604%, 01/25/2036 (d)	468,011	413,582
2006-QS1, 5.750%, 01/25/2036	315,836	317,213
2006-QS6, 6.000%, 06/25/2036	1,238,704	1,207,376
2006-QS6, 6.000%, 06/25/2036	636,242	620,151
2006-QS9, 0.850% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	2,111,355	1,504,944
2006-QS13, 6.000%, 09/25/2036	3,356,711	3,135,896
2006-QS17, 0.500% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	1,286,202	979,601
2006-QS17, 6.000%, 12/25/2036	510,168	498,513
2007-QS1, 5.750%, 01/25/2037	562,211	534,501
2007-QS1, 6.000%, 01/25/2037	1,744,699	1,682,567
2007-QS6, 6.000%, 04/25/2037	4,044,724	3,941,395
2007-QS9, 6.500%, 07/25/2037	4,358,692	4,261,149
2007-QS10, 6.500%, 09/25/2037	442,791	441,044
RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	454,462	454,193
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)	5,081,804	3,839,928
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (g)	428,405	440,456
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	2,696,008	2,751,055
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,391,462	1,404,665
2004-R2, 5.500%, 08/25/2034	2,459,875	2,533,994
2005-A5, 5.500%, 05/25/2035	1,399,243	1,254,961
2005-A11, 4.850%, 10/25/2035	4,058,579	2,574,160
2005-A11, 5.500%, 10/25/2035	343,425	318,548
2005-A11, 6.000%, 10/25/2035	461,967	335,491
2005-A15, 5.750%, 02/25/2036	4,252,148	2,910,362
2006-A5CB, 6.000%, 06/25/2036	2,536,402	1,675,552
2006-A10, 0.800% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	11,654,900	2,947,728
2006-A10, 5.700% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(f)(h)(i)	11,654,900	3,988,888
2006-A15, 0.750% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	18,027,791	4,828,054
2006-A15, 5.500% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(f)(h)(i)	18,027,791	5,601,379
RFMSI Trust
2005-SA4, 3.319%, 09/25/2035 (d)	2,108,823	1,603,446
2005-SA4, 3.393%, 09/25/2035 (d)	806,570	787,869
2005-SA4, 3.439%, 09/25/2035 (d)	2,016,074	1,609,755
2006-S3, 5.500%, 03/25/2036	3,419,277	3,324,787
2006-S4, 6.000%, 04/25/2036	3,038,778	2,958,803
2006-S5, 6.000%, 06/25/2036	315,067	311,421
2006-S5, 6.000%, 06/25/2036	648,582	641,076
2006-S5, 6.000%, 06/25/2036	2,718,060	2,686,602
2006-S5, 6.000%, 06/25/2036	337,807	329,425
2006-S6, 6.000%, 07/25/2036	201,939	198,380
2006-S6, 6.000%, 07/25/2036	1,039,629	1,039,141
2006-S7, 6.250%, 08/25/2036	1,639,059	1,560,481
2006-S7, 6.500%, 08/25/2036	979,930	944,631
2006-S9, 5.750%, 09/25/2036	2,154,535	2,077,061
2007-S1, 6.000%, 01/25/2037	764,380	746,799
2007-S7, 6.000%, 07/25/2037	2,318,187	2,241,156
Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (d)	1,277,222	1,279,787
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.855%, 02/25/2037 (g)	936,944	500,211
STARM Mortgage Loan Trust
2007-S1, 3.384%, 01/25/2037 (d)	547,191	491,187
2007-1, 3.830%, 02/25/2037 (d)	7,763,632	7,252,431
2007-2, 3.658%, 04/25/2037 (d)	624,329	376,542
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 3.032%, 12/25/2034 (d)	735,873	720,285
2005-12, 3.481%, 06/25/2035 (d)	869,145	753,903
2005-21, 3.340%, 11/25/2035 (d)	4,121,740	3,305,055
2005-21, 3.378%, 11/25/2035 (d)	329,064	307,831
2006-1, 3.230%, 02/25/2036 (d)	1,603,973	1,463,982
2006-1, 3.755%, 02/25/2036 (d)	551,302	526,125
2006-4, 3.309%, 05/25/2036 (d)	840,387	682,514
2006-12, 3.947%, 01/25/2037 (d)	809,655	733,839
2007-6, 0.340% (1 Month LIBOR USD + 0.190%), 07/25/2037 (b)	4,632,068	4,421,027
2007-9, 1.743% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,216,531	1,162,653
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	474,561	499,879
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,504,374	1,501,218
2005-1F, 6.000%, 12/25/2035	3,473,925	3,485,398
2005-1F, 6.500%, 12/25/2035	3,657,586	3,734,856
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	119,851	54,798
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.633%, 06/25/2033 (d)	2,269,374	2,345,211
2003-AR10, 2.570%, 10/25/2033 (d)	11,405,522	11,481,478
2004-S2, 6.000%, 06/25/2034	84,795	88,379
2006-AR10, 3.073%, 09/25/2036 (d)	1,388,225	1,300,982
2006-AR16, 3.366%, 12/25/2036 (d)	1,449,248	1,437,802
2007-HY5, 3.536%, 05/25/2037 (d)	1,878,698	1,817,578
2007-HY7, 2.961%, 07/25/2037 (d)	301,521	236,890
Washington Mutual Mortgage Pass-Through Certificates WMALT
2007-OC1, 0.390% (1 Month LIBOR USD + 0.240%), 01/25/2047 (b)	4,923,016	4,855,529
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-4, 5.500%, 06/25/2035	1,395,543	1,308,698
2005-5, 5.500%, 07/25/2035	1,577,846	1,565,678
2005-6, 5.500%, 08/25/2035	4,291,338	4,247,752
2005-6, 5.500%, 08/25/2035	938,143	928,615
2005-6, 6.500%, 08/25/2035	456,379	455,379
2005-9, 5.500%, 11/25/2035	629,578	623,359
2006-8, 4.242%, 10/25/2036 (g)	2,690,513	1,405,794
2007-HY1, 0.310% (1 Month LIBOR USD + 0.160%), 02/25/2037 (b)	2,816,499	2,484,196
2007-HY2, 3.702%, 04/25/2037 (d)	1,699,964	1,175,132
2007-OC2, 0.460% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	4,363,961	4,169,312
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,126,749	1,086,363
2005-1, 5.500%, 02/25/2035	880,061	870,885
2007-PA1, 6.000%, 03/25/2037	1,068,073	1,068,228
2007-PA6, 3.199%, 12/28/2037 (d)	7,045,061	6,852,121
Wells Fargo Mortgage Backed Securities Trust
2005-AR14, 3.093%, 08/25/2035 (d)	1,101,537	1,114,083
2006-AR1, 3.960%, 03/25/2036 (d)	2,671,917	2,530,487
2006-AR5, 3.966%, 04/25/2036 (d)	5,131,973	5,058,796
2006-AR19, 2.928%, 12/25/2036 (d)	2,996,247	2,813,625
2007-AR3, 4.012%, 04/25/2037 (d)	1,403,600	1,258,598
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $800,362,618)		768,666,014

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 14.87%
BANK
2019-BN16, 1.123%, 02/15/2052 (d)(i)	80,731,917	5,025,861
2019-BN17, 0.721%, 04/15/2052 (d)(i)	123,653,000	5,509,767
2019-BN17, 1.749%, 04/15/2052 (a)(d)(i)	11,541,000	1,260,027
2019-BN21, 1.233%, 10/17/2052 (a)(d)(i)	18,699,333	1,498,768
2019-BN21, 2.808%, 10/17/2052	11,582,000	12,811,617
2019-BN23, 0.267%, 12/15/2052 (d)(i)	238,421,000	3,982,656
2020-BN29, 0.654%, 11/15/2053 (d)(i)	132,417,000	7,819,555
2018-BN14, 0.666%, 09/15/2060 (d)(i)	95,281,375	2,892,476
2018-BN14, 4.185%, 09/15/2060	6,500,000	7,539,572
2018-BN13, 4.193%, 08/15/2061 (d)	5,500,000	6,274,817
2018-BN15, 4.285%, 11/15/2061 (d)	5,000,000	5,827,345
2019-BN20, 2.933%, 09/15/2062	2,100,000	2,338,415
2019-BN24, 0.303%, 11/15/2062 (d)(i)	174,693,000	3,251,631
2020-BN25, 1.001%, 01/15/2063 (d)(i)	94,382,564	6,444,366
2020-BN26, 0.718%, 03/15/2063 (d)(i)	226,593,000	11,759,723
2020-BN28, 1.087%, 03/15/2063 (d)(i)	29,969,467	2,608,557
2020-BN26, 2.041%, 03/15/2063	5,000,000	5,225,946
Barclays Commercial Mortgage Trust
2019-C3, 0.935%, 05/15/2052 (d)(i)	56,340,000	3,427,528
2019-C4, 1.294%, 08/15/2052 (d)(i)	43,170,000	3,746,288
2019-C4, 1.743%, 08/15/2052 (d)(i)	56,283,789	6,010,934
2019-C5, 0.500%, 11/15/2052 (d)(i)	174,774,000	4,867,054
2019-C5, 1.480%, 11/15/2052 (a)(d)(i)	12,996,000	1,235,742
BBCMS Mortgage Trust
2020-C6, 0.792%, 02/15/2053 (d)(i)	59,000,000	3,425,835
2020-C6, 1.172%, 02/15/2053 (d)(i)	93,848,971	7,238,599
2020-C7, 1.102%, 04/15/2053 (d)(i)	17,140,000	1,464,013
2020-C7, 1.745%, 04/15/2053 (d)(i)	22,168,276	2,477,642
BENCHMARK Mortgage Trust
2018-B2, 0.556%, 02/15/2051 (d)(i)	170,402,119	3,654,665
2019-B9, 1.211%, 03/15/2052 (d)(i)	29,911,693	2,100,199
2019-B9, 2.169%, 03/15/2052 (a)(d)(i)	11,513,000	1,540,171
2019-B12, 0.554%, 08/15/2052 (a)(d)(i)	93,260,000	3,048,035
2020-B16, 0.302%, 02/15/2053 (a)(d)(i)	70,467,000	1,460,245
2020-B16, 1.048%, 02/15/2053 (d)(i)	103,051,017	7,366,726
2018-B7, 0.599%, 05/15/2053 (d)(i)	115,008,810	2,982,524
2020-B20, 0.697%, 10/15/2053 (d)(i)	79,394,000	3,963,055
2019-B13, 0.538%, 08/15/2057 (a)(d)(i)	82,774,000	2,684,493
2019-B13, 1.639%, 08/15/2057 (a)(d)(i)	12,071,000	1,283,828
2019-B14, 0.914%, 12/15/2062 (d)(i)	79,500,598	4,042,717
Braemar Hotels & Resorts Trust
2018-PRME, 1.391% (1 Month LIBOR USD + 1.250%), 06/15/2035 (a)(b)	3,000,000	2,748,974
Cantor Commercial Real Estate Lending
2019-CF2, 0.768%, 11/15/2052 (d)(i)	134,736,000	6,621,870
CCUBS Commercial Mortgage Trust
2017-C1, 0.395%, 11/15/2050 (d)(i)	40,062,667	829,085
CD Mortgage Trust
2017-CD3, 0.727%, 02/10/2050 (d)(i)	61,857,000	2,116,487
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,756,973
CGMS Commercial Mortgage Trust
2017-B1, 0.348%, 08/15/2050 (d)(i)	38,016,000	497,774
Citigroup Commercial Mortgage Trust
2013-GC17, 5.261%, 11/10/2046 (d)	5,000,000	5,064,100
2014-GC19, 4.805%, 03/10/2047 (d)	3,030,000	3,261,544
2014-GC19, 5.262%, 03/10/2047 (d)	2,757,579	2,901,943
2016-C1, 4.117%, 05/10/2049	3,000,000	3,180,785
2016-C1, 5.115%, 05/10/2049 (d)	6,840,000	7,128,908
2016-P5, 2.841%, 10/10/2049	1,900,000	2,022,217
2016-P6, 4.382%, 12/10/2049 (d)	6,835,000	7,223,699
2017-P7, 0.689%, 04/14/2050 (d)(i)	45,124,000	1,603,748
2017-C4, 0.378%, 10/12/2050 (d)(i)	42,746,500	789,524
2017-C4, 1.246%, 10/12/2050 (d)(i)	33,233,238	1,781,534
2017-C4, 3.297%, 10/12/2050	4,500,000	4,951,507
2018-B2, 0.548%, 03/10/2051 (d)(i)	49,202,000	1,355,623
2018-C5, 0.370%, 06/10/2051 (a)(d)(i)	28,400,000	691,514
2018-C5, 0.752%, 06/10/2051 (d)(i)	106,808,735	4,588,984
2018-C5, 4.148%, 06/10/2051 (d)	4,300,000	4,912,572
2018-C6, 0.951%, 11/10/2051 (d)(i)	24,027,404	1,244,610
2018-C6, 4.343%, 11/10/2051	5,000,000	5,870,797
2020-GC46, 0.440%, 02/15/2053 (a)(d)(i)	92,457,000	2,740,888
2020-GC46, 1.108%, 02/15/2053 (d)(i)	89,871,908	6,514,356
2019-GC41, 1.187%, 08/10/2056 (d)(i)	49,882,156	3,505,922
2019-C7, 0.413%, 12/15/2072 (a)(d)(i)	50,711,000	1,266,837
2019-C7, 1.006%, 12/15/2072 (d)(i)	76,668,010	4,923,505
2019-C7, 1.330%, 12/15/2072 (a)(d)(i)	31,520,000	2,780,146
2019-C7, 3.667%, 12/15/2072 (d)	4,000,000	4,381,207
COMM Mortgage Trust
2014-CR16, 4.582%, 04/10/2047	5,164,000	5,478,614
2014-CR18, 4.456%, 07/15/2047 (d)	4,550,700	4,838,474
2013-CR11, 1.087%, 08/10/2050 (d)(i)	50,722,263	1,119,831
2019-GC44, 1.146%, 08/15/2057 (a)(d)(i)	19,460,000	1,508,204
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(d)(i)	46,821,000	1,969,839
2015-C1, 0.500%, 04/15/2050 (a)(d)(i)	62,192,000	1,099,791
2017-C8, 0.460%, 06/15/2050 (d)(i)	74,773,000	1,693,982
2019-C17, 1.509%, 09/15/2052 (d)(i)	85,915,745	7,835,886
2019-C18, 1.212%, 12/15/2052 (d)(i)	93,666,032	6,470,927
FREMF Mortgage Trust
2019-KF62, 2.190% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	4,803,437	4,580,472
2019-K735, 4.155%, 05/25/2026 (a)(d)	6,000,000	6,682,019
2018-KF48, 2.190% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	9,945,388	9,495,785
2019-K734, 4.190%, 02/25/2051 (a)(d)	5,000,000	5,559,797
2019-K101, 3.639%, 10/25/2052 (a)(d)	10,000,000	10,939,125
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	6,608,000	6,402,533
2018-GS10, 1.558%, 07/10/2051 (a)(d)(i)	24,049,000	2,286,872
GS Mortgage Securities Trust
2017-FARM, 3.659%, 01/10/2043 (a)(d)	9,135,000	10,097,695
2015-GC32, 4.559%, 07/10/2048 (d)	5,100,000	5,672,525
2016-GS3, 3.395%, 10/10/2049 (d)	10,417,000	10,666,177
2015-GC30, 4.168%, 05/10/2050 (d)	2,750,000	2,920,248
2017-GS8, 0.528%, 11/10/2050 (d)(i)	44,642,000	1,143,545
2019-GC38, 1.996%, 02/10/2052 (a)(d)(i)	20,916,000	2,648,120
2019-GC39, 0.792%, 05/10/2052 (d)(i)	69,588,000	3,400,995
2019-GC39, 1.779%, 05/10/2052 (a)(d)(i)	8,215,000	925,544
2019-GC40, 1.299%, 07/10/2052 (a)(d)(i)	5,920,000	508,248
2019-GSA1, 0.959%, 11/10/2052 (d)(i)	73,015,041	4,455,524
JP Morgan Chase Commercial Mortgage Securities Trust
2016-NINE, 2.949%, 09/06/2038 (a)(d)	7,000,000	7,356,122
2012-CBX, 5.302%, 06/15/2045 (d)	6,680,000	5,585,685
2015-JP1, 4.860%, 01/15/2049 (d)	4,285,000	4,382,355
2016-JP2, 2.713%, 08/15/2049	1,250,000	1,322,724
2007-CB20, 0.000%, 02/12/2051 (a)(d)(e)(i)	11,078,569	111
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.042%, 10/15/2048	1,406,743	1,469,072
2015-C28, 3.532%, 10/15/2048	5,000,000	5,341,594
2015-C32, 0.500%, 11/15/2048 (a)(d)(i)	23,066,000	467,370
2015-C33, 3.562%, 12/15/2048	5,980,256	6,387,604
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.732%, 07/15/2050 (d)(i)	68,830,000	2,722,516
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (d)	5,500,000	5,787,944
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (d)	5,000,000	5,396,679
2015-C27, 3.557%, 12/15/2047	3,995,391	4,240,810
2015-C27, 4.674%, 12/15/2047 (d)	3,000,000	3,243,627
2015-C25, 4.675%, 10/15/2048 (d)	5,070,000	5,458,140
2016-C31, 1.454%, 11/15/2049 (a)(d)(i)	21,212,500	1,342,649
2016-C31, 3.880%, 11/15/2049 (d)	7,000,000	6,916,373
2015-C23, 4.283%, 07/15/2050 (d)	3,595,000	3,855,742
2017-C34, 2.700%, 11/15/2052 (a)	4,000,000	3,160,574
Morgan Stanley Capital I Trust
2016-BNK2, 0.672%, 11/15/2049 (d)(i)	42,650,000	1,296,705
2016-BNK2, 1.181%, 11/15/2049 (d)(i)	56,727,899	2,480,711
2018-H3, 0.519%, 07/15/2051 (d)(i)	135,712,000	3,591,103
2018-H3, 2.011%, 07/15/2051 (a)(d)(i)	15,363,500	1,772,290
2018-H3, 4.120%, 07/15/2051	5,000,000	5,744,720
2019-L2, 0.791%, 03/15/2052 (d)(i)	127,093,000	6,222,537
2019-H7, 0.809%, 07/15/2052 (d)(i)	130,723,000	6,651,657
RBS Commercial Funding Inc. Trust
2013-SMV, 3.704%, 03/11/2031 (a)(d)	5,000,000	4,592,208
UBS Commercial Mortgage Trust
2017-C1, 1.052%, 06/15/2050 (d)(i)	13,000,000	678,274
2017-C6, 0.481%, 12/15/2050 (d)(i)	63,420,500	2,017,742
2017-C7, 0.484%, 12/15/2050 (d)(i)	170,396,000	3,983,552
2018-C10, 1.118%, 05/15/2051 (d)(i)	48,154,401	2,651,983
2018-C12, 0.352%, 08/15/2051 (d)(i)	139,858,000	3,024,485
2018-C12, 0.985%, 08/15/2051 (d)(i)	49,205,519	2,395,069
2018-C13, 0.378%, 10/15/2051 (d)(i)	128,678,000	3,165,003
2018-C13, 2.141%, 10/15/2051 (a)(d)(i)	16,442,000	2,208,817
2018-C13, 4.241%, 10/15/2051	3,000,000	3,511,791
2018-C14, 0.436%, 12/15/2051 (d)(i)	114,392,000	3,015,282
2019-C17, 0.995%, 10/15/2052 (d)(i)	128,213,000	8,608,387
2019-C18, 2.987%, 12/15/2052	4,500,000	5,025,647
2019-C18, 3.378%, 12/15/2052 (d)	4,000,000	4,394,799
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(d)	6,000,000	6,217,541
Wells Fargo Commercial Mortgage Trust
2017-SMP, 0.891% (1 Month LIBOR USD + 0.750%), 12/15/2034 (a)(b)	6,875,000	6,731,475
2015-NXS1, 3.658%, 05/15/2048 (d)	1,320,000	1,372,949
2015-C31, 3.487%, 11/15/2048	2,662,230	2,836,854
2016-LC24, 1.160%, 10/15/2049 (d)(i)	66,264,075	3,431,717
2017-RB1, 0.871%, 03/15/2050 (d)(i)	69,254,209	2,919,674
2017-C42, 0.471%, 12/15/2050 (d)(i)	116,750,000	2,723,719
2018-C44, 0.910%, 05/15/2051 (d)(i)	94,933,529	4,210,729
2018-C45, 4.147%, 06/15/2051	5,388,000	6,194,156
2018-C46, 4.086%, 08/15/2051	5,040,000	5,828,050
2018-C48, 0.365%, 01/15/2052 (d)(i)	138,642,000	2,995,887
2018-C48, 4.245%, 01/15/2052	7,000,000	8,112,187
2019-C49, 0.775%, 03/15/2052 (d)(i)	125,812,000	5,927,205
2019-C49, 3.933%, 03/15/2052	5,000,000	5,799,125
2019-C49, 4.546%, 03/15/2052	4,647,000	5,484,476
2019-C50, 1.036%, 05/15/2052 (d)(i)	36,427,311	2,453,849
2019-C51, 0.838%, 06/15/2052 (d)(i)	130,394,000	6,798,978
2019-C51, 1.526%, 06/15/2052 (d)(i)	24,173,191	2,131,316
2019-C52, 1.240%, 08/15/2052 (d)(i)	86,124,292	7,213,331
2019-C52, 1.764%, 08/15/2052 (d)(i)	61,066,290	6,510,204
2019-C53, 0.586%, 10/15/2052 (d)(i)	105,325,000	4,111,425
2019-C53, 3.514%, 10/15/2052 (d)	5,000,000	5,574,005
2019-C54, 0.970%, 12/15/2052 (d)(i)	39,104,488	2,418,570
2020-C55, 0.949%, 02/15/2053 (d)(i)	58,030,370	3,852,915
2020-C55, 1.442%, 02/15/2053 (d)(i)	30,480,929	2,900,690
2020-C55, 3.542%, 02/15/2053 (d)	5,691,000	5,601,289
2020-C56, 0.374%, 06/15/2053 (d)(i)	127,035,000	3,133,560
2020-C57, 0.813%, 08/15/2053 (d)(i)	74,972,000	4,707,807
2020-C57, 1.914%, 08/15/2053	5,000,000	5,168,030
2015-C30, 4.067%, 09/15/2058 (d)	10,000,000	11,060,904
2015-C30, 4.400%, 09/15/2058 (d)	5,100,000	5,485,067
2016-NXS5, 5.162%, 01/15/2059 (d)	3,000,000	3,288,365
2018-C47, 0.283%, 09/15/2061 (d)(i)	164,144,000	2,221,771
2018-C47, 4.365%, 09/15/2061	5,625,000	6,587,107
WFRBS Commercial Mortgage Trust
2013-UBS1, 4.893%, 03/15/2046 (d)	7,500,000	8,054,227
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $712,308,182)		703,279,404

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.69%
FHMR
20-RR09, 2.676%, 08/27/2029 (d)(i)	42,360,000	7,603,319
Freddie Mac Multifamily ML Certificates
20-ML07, 2.021%, 10/25/2036 (a)(d)(i)	26,133,132	5,061,465
19-ML06, 1.132%, 06/25/2037 (a)(d)(i)	10,150,400	1,165,094
Freddie Mac Multifamily Structured Pass Through Certificates
K014, 1.322%, 04/25/2021 (d)(i)	76,223,668	137,370
K018, 1.420%, 01/25/2022 (d)(i)	53,465,136	485,399
K019, 1.724%, 03/25/2022 (d)(i)	84,784,560	1,393,129
K021, 1.539%, 06/25/2022 (d)(i)	70,435,204	1,124,139
K723, 1.071%, 08/25/2023 (d)(i)	73,088,644	1,468,614
K723, 0.978%, 09/25/2023 (d)(i)	61,645,000	1,317,409
K728, 0.530%, 08/25/2024 (d)(i)	64,145,652	810,211
K729, 0.488%, 10/25/2024 (d)(i)	52,483,826	604,015
K042, 1.171%, 12/25/2024 (d)(i)	79,346,500	2,886,634
K046, 0.485%, 03/25/2025 (d)(i)	457,649,108	6,549,142
K049, 0.721%, 07/25/2025 (d)(i)	95,333,388	2,294,827
K734, 0.786%, 02/25/2026 (d)(i)	65,184,336	1,896,284
K735, 1.094%, 05/25/2026 (d)(i)	59,487,033	2,770,008
K735, 1.500%, 05/25/2026 (d)(i)	70,547,000	4,888,011
K737, 1.118%, 10/25/2026 (d)(i)	20,050,000	1,112,031
K061, 0.172%, 11/25/2026 (d)(i)	72,512,000	403,964
K062, 0.299%, 12/25/2026 (d)(i)	79,423,000	992,962
K063, 0.420%, 01/25/2027 (d)(i)	102,208,378	1,635,845
K064, 0.741%, 03/25/2027 (d)(i)	131,937,645	4,474,626
K738, 1.481%, 03/25/2027 (d)(i)	24,099,000	1,901,708
K065, 0.688%, 05/25/2027 (d)(i)	57,193,000	2,033,915
K066, 0.750%, 06/25/2027 (d)(i)	31,761,789	1,377,452
KW03, 0.979%, 06/25/2027 (d)(i)	16,132,007	657,470
K067, 0.712%, 07/25/2027 (d)(i)	40,729,180	1,421,123
K068, 0.564%, 08/25/2027 (d)(i)	104,781,791	2,799,235
K069, 0.363%, 09/25/2027 (d)(i)	30,319,053	704,454
K739, 1.612%, 09/25/2027 (d)(i)	32,621,072	3,229,682
K070, 0.456%, 11/25/2027 (d)(i)	279,257,622	6,052,350
K072, 0.494%, 12/25/2027 (d)(i)	61,293,881	1,465,052
K073, 0.334%, 01/25/2028 (d)(i)	54,203,000	893,466
K073, 0.434%, 01/25/2028 (d)(i)	156,740,567	3,330,549
KW06, 0.238%, 06/25/2028 (d)(i)	595,350,864	5,476,097
K080, 0.264%, 07/25/2028 (d)(i)	430,969,605	4,820,524
K081, 0.211%, 08/25/2028 (d)(i)	156,006,023	1,231,340
K084, 0.331%, 10/25/2028 (d)(i)	339,251,448	5,532,682
K089, 0.599%, 01/25/2029 (d)(i)	53,965,000	2,003,909
K088, 0.653%, 01/25/2029 (d)(i)	149,844,204	5,791,748
K090, 0.852%, 02/25/2029 (d)(i)	77,913,878	4,191,556
K091, 0.631%, 03/25/2029 (d)(i)	53,659,000	2,156,566
K090, 0.768%, 03/25/2029 (d)(i)	50,517,000	2,551,306
KW09, 0.939%, 05/25/2029 (d)(i)	47,500,000	2,594,873
K093, 1.092%, 05/25/2029 (d)(i)	54,660,646	3,802,113
K094, 1.016%, 06/25/2029 (d)(i)	141,378,078	9,299,171
K097, 1.218%, 07/25/2029 (d)(i)	72,956,854	6,045,095
KG02, 1.144%, 08/25/2029 (d)(i)	33,000,000	2,437,139
K098, 1.269%, 08/25/2029 (d)(i)	62,233,006	5,397,568
KW10, 0.774%, 09/25/2029 (d)(i)	73,966,960	3,582,856
K099, 1.005%, 09/25/2029 (d)(i)	66,878,511	4,509,491
K100, 1.030%, 09/25/2029 (d)(i)	62,086,000	4,576,843
K102, 0.946%, 10/25/2029 (d)(i)	101,347,664	6,494,196
K101, 1.093%, 10/25/2029 (d)(i)	65,686,000	5,796,238
K103, 0.756%, 11/25/2029 (d)(i)	125,420,158	6,350,763
K104, 1.248%, 01/25/2030 (d)(i)	75,061,021	6,558,697
K105, 1.889%, 01/25/2030 (d)(i)	64,122,000	9,371,892
K107, 1.665%, 02/25/2030 (d)(i)	59,449,000	7,597,124
K108, 1.780%, 03/25/2030 (d)(i)	56,149,819	7,755,694
K108, 1.810%, 03/25/2030 (d)(i)	16,053,000	2,160,129
K112, 1.536%, 05/25/2030 (d)(i)	41,890,660	4,864,126
K112, 1.662%, 05/25/2030 (d)(i)	44,272,000	6,251,494
K111, 1.682%, 05/25/2030 (d)(i)	74,276,139	9,380,215
K114, 1.213%, 06/25/2030 (d)(i)	58,979,049	5,409,547
K115, 1.430%, 06/25/2030 (d)(i)	54,199,020	5,875,472
K114, 1.436%, 06/25/2030 (d)(i)	42,500,000	4,888,354
KG03, 1.483%, 06/25/2030 (d)(i)	15,600,000	1,676,410
K115, 1.649%, 07/25/2030 (d)(i)	22,290,414	2,940,355
K118, 1.055%, 09/25/2030 (d)(i)	56,226,396	4,497,392
K118, 1.263%, 09/25/2030 (d)(i)	24,322,615	2,499,443
K116, 1.600%, 08/25/2030 (d)(i)	23,000,000	3,174,596
K119, 1.134%, 10/25/2030 (d)(i)	51,000,000	5,069,181
K152, 1.102%, 01/25/2031 (d)(i)	30,813,766	2,280,696
K155, 0.256%, 04/25/2033 (d)(i)	246,885,197	3,842,743
K1511, 0.930%, 03/25/2034 (d)(i)	43,036,676	3,285,007
K1512, 1.055%, 04/25/2034 (d)(i)	47,686,065	4,190,866
K1513, 0.998%, 08/25/2034 (d)(i)	76,928,887	6,502,591
K1514, 0.703%, 10/25/2034 (d)(i)	76,918,638	4,806,338
K1515, 1.639%, 02/25/2035 (d)(i)	59,981,987	9,631,547
K1516, 1.631%, 05/25/2035 (d)(i)	41,965,883	7,041,661
K1517, 1.333%, 07/25/2035 (d)(i)	41,993,306	6,101,522
K097, 1.477%, 09/25/2051 (d)(i)	66,115,000	6,999,853
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $305,225,081)		316,235,973

MUNICIPAL BONDS - 41.48%
Alaska - 0.37%
Municipality of Anchorage, AK
5.000%, 12/01/2050	8,000,000	9,771,840
State of Alaska
5.000%, 08/01/2040	5,960,000	7,822,619
		17,594,459
Arizona - 2.07%
Arizona Board of Regents
5.000%, 07/01/2041	4,500,000	5,947,605
5.000%, 07/01/2043	4,000,000	5,256,680
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2040	7,000,000	9,319,380
5.000%, 07/01/2040	10,910,000	14,524,919
5.000%, 07/01/2044	13,850,000	18,223,969
5.500%, 07/01/2042	9,000,000	14,626,170
Industrial Development Authority of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,612,974
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2047	10,080,000	13,086,864
5.000%, 01/01/2045	7,765,000	10,354,239
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	2,000,000	1,993,560
		97,946,360
California - 5.28%
Alvord Unified School District
0.000%, 08/01/2046 (e)	1,975,000	2,557,032
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(f)	7,000,000	7,003,150
California State University
5.000%, 11/01/2039	2,000,000	2,633,540
City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,265,156
City of Los Angeles Department of Airports
6.582%, 05/15/2039	5,070,000	6,807,185
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,483,300
City of Riverside, CA Water Revenue
5.000%, 10/01/2043	3,305,000	4,267,813
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,551,603
City of San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,265,767
City of San Francisco, CA Public Utilities Commission Water Revenue
5.000%, 11/01/2045	5,000,000	6,611,450
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,842,576
City of Union City, CA
0.000%, 07/01/2025 (e)	2,105,000	1,925,275
Coachella Valley Unified School District
0.000%, 08/01/2034 (e)	1,100,000	853,006
Coast Community College District California
2.264%, 08/01/2035	9,900,000	10,132,353
County of San Diego, CA
6.029%, 08/15/2026	705,000	851,175
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,490,000	1,961,972
Gateway Unified School District, CA
0.000%, 08/01/2033 (e)	2,315,000	1,824,891
0.000%, 08/01/2035 (e)	2,315,000	1,724,606
0.000%, 08/01/2036 (e)	2,315,000	1,672,935
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	14,565,000	15,480,556
Los Angeles County Metropolitan Transportation Authority
5.735%, 06/01/2039	12,775,000	17,522,445
Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,714,480
Metropolitan Water District of Southern California
5.000%, 10/01/2045	4,085,000	5,350,656
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,630,000	3,442,591
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,590,690
Northern California Power Agency
5.679%, 06/01/2035	7,900,000	10,090,275
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (e)	4,200,000	2,647,680
Oceanside Unified School District
0.000%, 08/01/2041 (e)	5,225,000	3,288,040
Palmdale Elementary School District
0.000%, 08/01/2029 (e)	540,000	467,267
Peralta Community College District
0.000%, 08/05/2031 (e)	4,450,000	4,012,654
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (e)	7,600,000	5,845,616
Poway Unified School District
0.000%, 08/01/2034 (e)	5,735,000	4,471,465
Sacramento County Sanitation Districts Financing Authority
5.000%, 12/01/2050	10,000,000	13,179,500
Sacramento Municipal Utility District
5.000%, 08/15/2050	10,000,000	13,098,000
San Diego Unified School District
0.000%, 07/01/2034 (e)	1,550,000	1,248,711
0.000%, 07/01/2036 (e)	7,895,000	6,036,043
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (e)	5,225,000	3,459,786
San Mateo Union High School District
0.000%, 09/01/2041 (e)	10,000,000	11,754,300
Santa Ana Unified School District
0.000%, 08/01/2037 (e)	2,500,000	1,752,100
South Placer Wastewater Authority
5.000%, 11/01/2035	2,935,000	4,293,612
State of California
5.000%, 04/01/2045	4,550,000	5,791,468
5.000%, 10/01/2049	9,485,000	12,145,827
West Contra Costa Unified School District
0.000%, 08/01/2036 (e)	4,485,000	3,211,081
West Sonoma County Union High School District
0.000%, 08/01/2037 (e)	1,840,000	1,315,324
Western Municipal Water District Facilities Authority
5.000%, 10/01/2045	2,795,000	3,683,503
5.000%, 10/01/2050	5,480,000	7,173,758
William S. Hart Union High School District
0.000%, 08/01/2034 (e)	2,380,000	1,875,845
0.000%, 08/01/2036 (e)	1,000,000	745,410
Yosemite Community College District
0.000%, 08/01/2038 (e)	6,110,000	4,224,087
Yuba Community College District
0.000%, 08/01/2038 (e)	5,055,000	3,543,909
		249,691,464
Colorado - 1.83%
Board of Governors of Colorado State University System
2.594%, 03/01/2033	4,560,000	4,912,397
2.644%, 03/01/2034	6,275,000	6,746,127
Board of Water Commissioners City & County of Denver
5.000%, 09/15/2045	12,375,000	16,373,362
5.000%, 09/15/2046	18,205,000	24,054,995
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2036	10,750,000	15,236,835
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	3,375,000	3,326,400
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,112,080
Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	12,556,900
Weld County School District No. RE-2
5.000%, 12/01/2044	1,730,000	2,244,173
		86,563,269
Delaware - 0.06%
University of Delaware
5.000%, 11/01/2042	1,990,000	3,080,838
District of Columbia - 1.01%
District of Columbia
5.000%, 03/01/2044	5,115,000	6,604,846
5.000%, 05/01/2045	7,300,000	9,508,907
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,200,000	18,715,980
Washington Metropolitan Area Transit Authority
5.000%, 07/15/2045	10,000,000	12,956,200
		47,785,933
Florida - 3.19%
Broward County, FL Water & Sewer Utility Revenue
5.000%, 10/01/2040	3,245,000	4,247,445
City of Deerfield Beach, FL
5.250%, 12/01/2041	3,255,000	4,237,424
City of Fort Lauderdale, FL
1.600%, 01/01/2029	5,000,000	5,054,550
1.700%, 01/01/2030	15,085,000	15,239,320
City of Gainesville, FL
0.000%, 10/01/2027 (e)	4,610,000	4,040,158
0.000%, 10/01/2028 (e)	1,300,000	1,099,137
City of Gainesville, FL Utilities System Revenue
5.000%, 10/01/2044	12,580,000	16,285,691
5.000%, 10/01/2047	7,000,000	9,019,430
City of Tampa, FL Water & Wastewater System Revenue
5.000%, 10/01/2046	12,650,000	16,772,255
5.000%, 10/01/2050	10,000,000	13,229,700
County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,269,727
County of Miami-Dade, FL Aviation Revenue
3.175%, 10/01/2028	5,100,000	5,356,326
3.275%, 10/01/2029	1,700,000	1,795,217
County of Miami-Dade, FL Transit System
1.650%, 07/01/2030	17,395,000	17,365,081
County of Miami-Dade, FL Water & Sewer System Revenue
5.000%, 10/01/2044	11,490,000	14,731,903
County of Pasco, FL
5.000%, 10/01/2048	1,880,000	2,405,122
County of Polk, FL Utility System Revenue
5.000%, 10/01/2038	3,235,000	4,319,728
Key West Utility Board
5.000%, 10/01/2038	1,000,000	1,262,150
State Board of Administration Finance Corp.
2.154%, 07/01/2030	11,800,000	12,314,834
		151,045,198
Georgia - 0.25%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,446,746
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,129,940
3.000%, 10/01/2029	2,000,000	2,212,000
		11,788,686
Hawaii - 0.81%
City & County Honolulu, HI Wastewater System Revenue
5.000%, 07/01/2049	6,000,000	7,652,160
5.000%, 07/01/2039	1,200,000	1,561,932
City & County of Honolulu, HI
5.000%, 08/01/2044	2,000,000	2,568,640
State of Hawaii Airports System Revenue
5.000%, 07/01/2043	11,450,000	13,790,609
5.000%, 07/01/2050	10,295,000	12,897,473
		38,470,814
Illinois - 0.36%
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,182,788
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	6,979,490
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	3,099,574
State of Illinois
5.750%, 01/01/2037	3,000,000	3,620,550
		16,882,402
Indiana - 0.61%
GCS School Building Corp.
5.000%, 01/15/2040	2,100,000	2,694,825
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,961,710
5.000%, 10/01/2050	1,875,000	2,417,062
5.000%, 10/01/2044	5,680,000	7,255,689
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2040	4,500,000	6,005,070
5.000%, 02/01/2044	2,500,000	3,150,225
5.000%, 02/01/2049	1,000,000	1,247,800
5.854%, 01/15/2030	1,810,000	2,261,885
		28,994,266
Iowa - 0.06%
Iowa Finance Authority
5.000%, 08/01/2044	2,280,000	3,017,124
Kansas - 0.17%
Kansas Development Finance Authority
5.371%, 05/01/2026	7,210,000	8,174,554
Kentucky - 0.14%
County of Warren, KY
3.921%, 12/01/2031	825,000	975,901
4.397%, 12/01/2038	1,540,000	1,893,414
Kentucky Higher Education Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,183,600
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,357,495
		6,410,410
Louisiana - 0.97%
Parish of East Baton Rouge Capital Improvements District
5.000%, 08/01/2048	10,000,000	12,700,200
State of Louisiana
5.000%, 03/01/2039	15,000,000	19,233,600
State of Louisiana Gasoline & Fuels Tax Revenue
2.230%, 05/01/2036	7,000,000	6,967,310
2.830%, 05/01/2043	7,000,000	7,033,110
		45,934,220
Maryland - 0.43%
County of Anne Arundel, MD
5.000%, 10/01/2042	7,200,000	9,401,760
Maryland Stadium Authority
5.000%, 05/01/2050	7,000,000	10,738,700
		20,140,460
Massachusetts - 1.35%
Commonwealth of Massachusetts
5.000%, 11/01/2045	8,000,000	10,568,960
5.000%, 01/01/2049	8,000,000	10,095,360
5.000%, 05/01/2045	10,000,000	12,770,100
5.250%, 01/01/2044	5,000,000	6,471,700
Commonwealth of Massachusetts Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,365,000
5.631%, 06/01/2030	1,050,000	1,343,864
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,174,080
3.831%, 07/01/2024	450,000	477,526
Massachusetts School Building Authority
5.000%, 02/15/2044	5,000,000	6,349,500
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	770,193
Massachusetts Water Resources Authority
5.000%, 08/01/2045	5,000,000	6,588,200
		63,974,483
Michigan - 2.50%
Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,849,902
5.000%, 05/01/2040	3,975,000	5,055,405
Detroit City School District
7.747%, 05/01/2039	8,760,000	12,991,343
Durand Michigan Area Schools
5.000%, 05/01/2050	4,950,000	6,216,705
Jenison Public Schools
5.000%, 05/01/2043	1,275,000	1,647,619
5.000%, 05/01/2045	1,665,000	2,140,191
Lansing Board of Water & Light
5.000%, 07/01/2044	2,250,000	2,870,100
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,359,370
2.710%, 11/01/2026	7,145,000	7,800,983
3.084%, 12/01/2034	5,000,000	5,399,150
3.267%, 06/01/2039	7,000,000	7,203,280
3.610%, 11/01/2032	3,000,000	3,389,310
Schoolcraft Community Schools
5.000%, 05/01/2050	8,315,000	10,573,686
State of Michigan Trunk Line Revenue
5.000%, 11/15/2045	29,230,000	38,396,528
Thornapple Kellogg School District
5.000%, 05/01/2042	2,345,000	3,040,480
Walled Lake Consolidated School District
5.000%, 05/01/2050	3,500,000	4,496,065
		118,430,117
Mississippi - 0.35%
Mississippi Development Bank
5.460%, 10/01/2036	5,735,000	7,170,986
State of Mississippi
5.000%, 10/15/2037	7,925,000	9,417,991
		16,588,977
Missouri - 0.55%
Kansas City Industrial Development Authority
5.000%, 03/01/2049	11,085,000	13,448,322
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	7,444,400
St. Louis School District
6.450%, 04/01/2028	3,800,000	5,003,042
		25,895,764
Nebraska - 0.17%
Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,852,491
Nevada - 0.66%
City of North Las Vegas, NV
6.572%, 06/01/2040	10,585,000	15,363,704
Clark County School District
5.510%, 06/15/2024	5,495,000	5,862,011
County of Washoe, NV
5.000%, 02/01/2042	8,000,000	9,952,320
		31,178,035
New Jersey - 0.96%
Mercer County Improvement Authority
8.270%, 12/01/2034	5,000,000	7,254,250
New Jersey Economic Development Authority
0.000%, 02/15/2025 (e)	18,996,000	18,017,706
7.425%, 02/15/2029	10,000,000	12,531,900
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,616,661
3.415%, 07/01/2042	3,500,000	3,756,935
Rutgers The State University of New Jersey
3.270%, 05/01/2043	2,000,000	2,141,040
		45,318,492
New Mexico - 0.07%
City of Albuquerque, NM Refuse Removal & Disposal Revenue
5.000%, 07/01/2046	2,670,000	3,423,955
New York - 1.21%
City of New York, NY
5.000%, 08/01/2043	5,000,000	6,217,250
5.000%, 03/01/2043	1,610,000	2,027,859
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,088,771
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,779,560
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	3,715,000	3,731,717
New York City Water & Sewer System
5.000%, 06/15/2040	10,000,000	13,038,400
New York State Dormitory Authority
2.746%, 07/01/2030	6,430,000	6,811,942
2.826%, 07/01/2031	15,015,000	16,045,179
5.096%, 08/01/2034	3,125,000	3,754,469
		57,495,147
North Dakota - 0.15%
County of Burleigh, ND
2.750%, 02/01/2022	7,000,000	7,000,700
Ohio - 2.64%
American Municipal Power, Inc.
7.499%, 02/15/2050	3,255,000	5,393,372
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	1,185,000	1,200,097
County of Hamilton, OH
3.756%, 06/01/2042	8,000,000	8,981,040
5.000%, 11/15/2049	10,880,000	17,203,782
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	5,493,557
2.472%, 12/01/2034	22,100,000	22,134,476
JobsOhio Beverage System
2.833%, 01/01/2038	7,125,000	7,682,389
4.532%, 01/01/2035	14,265,000	18,317,258
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	4,036,954
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2044	5,000,000	6,515,450
5.000%, 12/01/2050	10,000,000	13,114,300
Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	4,000,000	4,160,240
South-Western City School District
0.000%, 12/01/2028 (e)	2,735,000	2,325,352
State of Ohio
5.000%, 04/01/2039	1,865,000	2,436,809
5.000%, 04/01/2040	4,000,000	5,214,720
Sycamore Community City School District
5.850%, 12/01/2028	605,000	776,899
		124,986,695
Oklahoma - 0.07%
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,015,000	3,444,366
Oregon - 0.96%
Benton & Linn Counties Consolidated School District No. 509J & 509A
5.000%, 06/15/2038	2,000,000	2,543,360
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	1,078,340
State of Oregon
5.000%, 05/01/2044	7,000,000	8,993,670
State of Oregon Department of Transportation
5.000%, 11/15/2038	2,250,000	2,960,055
5.000%, 11/15/2042	8,195,000	10,665,874
University of Oregon
5.000%, 04/01/2050	15,000,000	19,117,350
		45,358,649
Pennsylvania - 0.89%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	739,490
4.450%, 05/15/2027	800,000	843,192
Commonwealth Financing Authority
2.758%, 06/01/2030	4,500,000	4,816,080
2.758%, 06/01/2030	1,040,000	1,104,688
3.657%, 06/01/2038	5,000,000	5,886,900
3.807%, 06/01/2041	30,000	35,201
4.014%, 06/01/2033	3,630,000	4,241,946
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	10,094,100
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,173,030
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,930,600
6.375%, 12/01/2038	3,850,000	5,136,786
Union County Hospital Authority
3.800%, 08/01/2023	840,000	868,518
4.400%, 08/01/2028	1,060,000	1,177,469
		42,048,000
Puerto Rico - 0.29%
Children's Trust Fund
5.375%, 05/15/2033	3,470,000	3,492,104
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	9,869,059	7,179,740
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027 (e)	3,237,000	2,839,820
		13,511,664
Rhode Island - 0.17%
Providence Public Building Authority
5.000%, 09/15/2036	6,365,000	7,989,412
South Carolina - 0.72%
City of Charleston, SC Waterworks & Sewer System Revenue
5.000%, 01/01/2044	3,190,000	4,195,680
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,819,840
Lexington County School District No. 1
1.550%, 02/01/2029	3,930,000	3,995,670
Spartanburg County School District No. 7
5.000%, 03/01/2048	5,000,000	6,332,150
5.000%, 03/01/2043	7,960,000	10,168,343
5.000%, 03/01/2048	5,000,000	6,332,150
		33,843,833
South Dakota - 0.19%
South Dakota Conservancy District
5.000%, 08/01/2040	1,960,000	2,616,208
5.000%, 08/01/2041	1,820,000	2,421,091
5.000%, 08/01/2042	2,965,000	3,931,768
		8,969,067
Texas - 6.30%
Board of Regents of the University of Texas System
5.000%, 08/15/2040	2,750,000	4,238,053
City of Austin, TX Electric Utility Revenue
5.000%, 11/15/2044	2,000,000	2,588,080
5.000%, 11/15/2049	13,250,000	17,025,190
City of Dallas, TX
0.000%, 02/15/2031 (e)	10,000,000	8,140,000
0.000%, 02/15/2032 (e)	15,000,000	11,834,700
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2045	23,135,000	30,613,620
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,133,940
City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,576,682
6.290%, 03/01/2032	975,000	1,240,336
City of Houston, TX Airport System Revenue
2.385%, 07/01/2031	2,500,000	2,522,600
6.880%, 01/01/2028	1,500,000	1,719,090
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2045	10,000,000	13,200,700
5.000%, 11/15/2049	2,000,000	2,575,620
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,777,760
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2038	5,400,000	7,163,100
5.000%, 02/01/2039	5,030,000	6,639,499
5.000%, 02/01/2045	2,150,000	2,786,099
5.000%, 02/01/2049	6,650,000	8,568,924
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,387,000
Dallas Area Rapid Transit
5.000%, 12/01/2045	7,620,000	9,829,648
Dallas Fort Worth International Airport
2.994%, 11/01/2038	15,100,000	15,697,960
Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,970,334
5.000%, 05/15/2050	10,210,000	12,721,150
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	7,015,000	7,547,228
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (f)(j)	220,000	70,400
North Texas Tollway Authority
0.000%, 01/01/2031 (e)	7,500,000	6,315,825
5.000%, 01/01/2043	1,900,000	2,328,222
8.410%, 02/01/2030	5,090,000	7,007,352
State of Texas
4.000%, 08/01/2032	6,365,000	8,233,255
Texas Public Finance Authority
8.250%, 07/01/2024	21,145,000	21,226,831
Texas Transportation Commission
1.963%, 10/01/2036	5,150,000	5,174,514
2.013%, 10/01/2037	6,295,000	6,326,097
2.063%, 10/01/2038	6,445,000	6,471,360
Texas Water Development Board
5.000%, 04/15/2049	30,000,000	38,212,200
White Settlement Independent School District
0.000%, 08/15/2030 (e)	1,420,000	1,209,897
		298,073,266
Utah - 0.54%
City of Salt Lake City, UT Public Utilities Revenue
5.000%, 02/01/2042	3,535,000	4,552,727
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,561,350
County of Utah, UT
5.000%, 05/15/2043	2,500,000	3,238,225
5.000%, 05/15/2050	10,310,000	13,244,226
		25,596,528
Virginia - 0.70%
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,826,264
Hampton Roads Transportation Accountability Commission
5.000%, 07/01/2045	17,770,000	23,170,658
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	3,755,000	4,958,853
		32,955,775
Washington - 1.11%
State of Washington
5.000%, 02/01/2042	25,000,000	32,764,750
5.000%, 02/01/2043	5,000,000	6,532,700
5.000%, 06/01/2044	3,730,000	4,842,062
Washington State Housing Finance Commission
3.000%, 01/01/2025 (a)	8,500,000	8,393,240
		52,532,752
West Virginia - 0.92%
State of West Virginia
5.000%, 12/01/2040	8,295,000	10,730,578
5.000%, 06/01/2041	11,545,000	14,964,052
5.000%, 12/01/2041	11,580,000	14,984,751
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	2,770,000	2,794,709
		43,474,090
Wisconsin - 0.40%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (e)	1,000,000	573,360
Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,150,770
5.000%, 05/15/2032 (a)	1,275,000	1,363,562
7.625%, 12/01/2048 (a)(f)	5,000,000	4,728,000
9.000%, 06/01/2029 (a)(f)	4,000,000	3,976,440
Wisconsin Department of Transportation
1.789%, 07/01/2033	4,000,000	3,982,680
		18,774,812
TOTAL MUNICIPAL BONDS (Cost $1,876,168,455)		1,962,237,527

CLOSED-END MUTUAL FUNDS - 0.13%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	420,900
Invesco High Income Trust II	71,475	961,339
Invesco Municipal Opportunity Trust	172,200	2,171,442
Nuveen Quality Municipal Income Fund	183,527	2,758,411
TOTAL CLOSED-END MUTUAL FUNDS (Cost $5,986,055)		6,312,092

GOVERNMENT SECURITIES & AGENCY ISSUES - 0.10%
United States International Development Finance Corp.
1.320%, 03/15/2035	5,000,000	4,943,682
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $5,000,000)		4,943,682

SHORT-TERM INVESTMENTS - 4.11%
First American Government Obligations Fund - Class X, 0.046% (k)	194,630,976	194,630,976
TOTAL SHORT-TERM INVESTMENTS (Cost $194,630,976)		194,630,976

Total Investments (Cost $4,630,246,987) - 99.38%		4,701,372,811
Other Assets in Excess of Liabilities - 0.62%		29,212,398
TOTAL NET ASSETS - 100.00%		$4,730,585,209

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2020.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2020. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Represents an illiquid security. The total market value of these securities were $27,854,422, representing 0.59% of net assets.
(g)	Step-up bond; the rate shown represents the rate at November 30, 2020.
(h)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(i)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(j)	Default or other conditions exist at November 30, 2020.
(k)	Seven day yield at November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$37,962,915	$-	$37,962,915
Collateralized Loan Obligations	-	425,092,785	-	425,092,785
Corporate Bonds	-	282,011,443	-	282,011,443
Non-Agency Residential Mortgage Backed Securities	-	768,666,014	-	768,666,014
Non-Agency Commercial Mortgage Backed Securities	-	703,279,404	-	703,279,404
Agency Commercial Mortgage Backed Securities	-	316,235,973	-	316,235,973
Municipal Bonds	-	1,962,237,527	-	1,962,237,527
Government Security & Agency Issues	-	4,943,682	-	4,943,682
Total Fixed Income	-	4,500,429,743	-	4,500,429,743

Equity
Closed-End Mutual Fund	6,312,092	-	-	6,312,092
Total Equity	6,312,092	-	-	6,312,092
Short-Term Investments	194,630,976	-	-	194,630,976
Total Investments In Securities	$200,943,068	$4,500,429,743	$-	$4,701,372,811

For the period ended November 30, 2020, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.